Share Exchange Agreement	9 Months Ended
Sep. 30, 2020
Share Exchange Agreement
Share Exchange Agreement

Note 7 Share Exchange Agreement

The Company entered into a Share Exchange Agreement on September 25, 2020 with Posto Del Sole Inc. a New York corporation, to acquire 51% of the shares Posto Del Sole Inc. and in return, the Company will issue 10,000 Preferred Series C shares. (See Note 13). As part of the agreement, the Company is to provide monthly investments to a total aggregate of $1,000,000 during the twelve month period following the closing. Posto Del Sole Inc. has 60 days from closing to provide the necessary financial statements and notes as required to satisfy regulatory requirements and disclosures. The Share Exchange closed subsequent to September 30, 2020.